LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

12.LEASE

The Group leases offices space under one non-cancelable operating lease with lease term of five years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

12.LEASE (CONTINUED)

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2022
Right-of-use assets	$389	$428

Lease liabilities current	126	119
Lease liabilities non-current	238	311
Total operating lease liabilities	$364	$430

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.86
Weighted average discount rate	11.3%

For the years ended December 31, 2023, 2022 and 2021, operating lease asset of $328, $nil and $515 was obtained in exchange for operating lease liabilities, respectively. For the years ended December 31, 2023, 2022 and 2021, cash prepaid for amounts included in the measurement of lease liabilities were $nil, $nil and $31, respectively, for the years ended December 31, 2023, 2022 and 2021.

During the years ended December 31, 2023, 2022 and 2021, the Group incurred total operating lease expenses of $160, $133 and $29 respectively.

As of December 31, 2023, the future minimum rent payable under non-cancelable operating leases were:

2024	$134
2025	163
2026	97
Total lease payments	394
Less: imputed interest	(30)
Present value of lease liabilities	$364